SHARE CAPITAL (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vote $ / shares shares	Dec. 31, 2012 $ / shares shares	Dec. 31, 2014 $ / shares shares	Jul. 02, 2012 $ / shares shares	Dec. 31, 2011 shares	Dec. 31, 2008 USD ($)
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	250,000,000		250,000,000
Number of votes per share | Vote	1
Shares outstanding (in shares)	140,729,487		140,419,487
Common stock, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01	$ 0.01
Ownership percentage by noncontrolling owners	84.75%
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)					100,000,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)				250,000,000
2008 Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Shares authorized amount | $						$ 50,000
Common shares repurchased (in shares)	3,923,094
Cost of common shares repurchased | $	$ 19,488
Sparrow Company [Member]
Class of Stock [Line Items]
Stock issued (in shares)	103,206,821	110,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 2.00
Ownership percentage by noncontrolling owners	73.34%
Sparrow CI Sub Ltd [Member]
Class of Stock [Line Items]
Stock issued (in shares)	16,060,000	16,060,000
Ownership percentage by noncontrolling owners	11.41%